                       THE DIRECTOR (SERIES VII AND VIIR)
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-69485

        SUPPLEMENT DATED JULY 2, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

                SUPPLEMENT DATED JULY 2, 2004 TO YOUR PROSPECTUS

The following Sub-Accounts are closed until August 2, 2004:

-        HUNTINGTON VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT

-        HUNTINGTON VA MACRO 100 FUND SUB-ACCOUNT

-        HUNTINGTON VA SITUS SMALL CAP FUND SUB-ACCOUNT

-        HUNTINGTON VA MORTGAGE SECURITIES FUND SUB-ACCOUNT







THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4327